NOTES PAYABLE - Additional Information (Details)				12 Months Ended		17 Months Ended
	Sep. 23, 2020 USD ($)	Sep. 18, 2020 USD ($)	Sep. 11, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2018 USD ($) Agreement debt_instrument	Dec. 31, 2020 USD ($)	Jan. 01, 2020 USD ($)
Debt Instrument [Line Items]
Accrued interest				$ 475,671			$ 438,063
Stated interest rate				12.00%
Vendor | Settlement Agreement A
Debt Instrument [Line Items]
Agreement Entered Date			Sep. 11, 2020
Amount paid as full and final settlement	$ 120,000
Gain relating to settlement agreement	$ 1,100,000
Creditor Holding Note Payable | Settlement Agreement B
Debt Instrument [Line Items]
Agreement Entered Date			Sep. 11, 2020
Amount paid as full and final settlement		$ 20,000
Gain relating to settlement agreement		$ 185,000
Unsecured Debt | Note Payable Conversion One
Debt Instrument [Line Items]
Number of agreements | Agreement						2
Number of notes payable | debt_instrument						4
Notes payable						$ 1,073,825
Aggregate principal amount of notes outstanding								$ 1,073,825
Accrued interest								162,205
Stated interest rate						6.00%
Unsecured Debt | Note Payable Conversion Three
Debt Instrument [Line Items]
Notes payable					$ 250,000
Stated interest rate					5.00%
Interest accrued on convertible debt				$ 56,336
Unsecured Debt | Note Payable Conversion Four
Debt Instrument [Line Items]
Notes payable					$ 215,234
Aggregate principal amount of notes outstanding								182,705
Accrued interest								$ 21,933
Stated interest rate					5.00%
Principal payments					$ 32,529
Interest payments					$ 897